Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	JOHN HANCOCK INVESTMENT TRUST
Entity Central Index Key	0000022370
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000106439 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Large Cap Core Fund
Class Name	Class R6
Trading Symbol	JLCWX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Fundamental Large Cap Core Fund (the fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Core Fund (Class R6/JLCWX)	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 6,296,222,716
Holdings Count | Holding	48
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$6,296,222,716
Total number of portfolio holdings	48
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	9.1%
Alphabet, Inc., Class A	8.7%
Microsoft Corp.	7.0%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.6%
KKR & Company, Inc.	4.1%
Cheniere Energy, Inc.	4.1%
Meta Platforms, Inc., Class A	3.7%
Broadcom, Inc.	3.0%
Lennar Corp., Class A	2.9%
Elevance Health, Inc.	2.9%

Sector Composition
Information technology	28.8%
Consumer discretionary	15.7%
Communication services	15.1%
Health care	13.1%
Financials	8.4%
Industrials	7.8%
Energy	4.1%
Real estate	3.4%
Materials	1.1%
Consumer staples	0.6%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	9.1%
Alphabet, Inc., Class A	8.7%
Microsoft Corp.	7.0%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.6%
KKR & Company, Inc.	4.1%
Cheniere Energy, Inc.	4.1%
Meta Platforms, Inc., Class A	3.7%
Broadcom, Inc.	3.0%
Lennar Corp., Class A	2.9%
Elevance Health, Inc.	2.9%

C000078717 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Large Cap Core Fund
Class Name	Class R5
Trading Symbol	JLCVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Fundamental Large Cap Core Fund (the fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Core Fund (Class R5/JLCVX)	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Net Assets	$ 6,296,222,716
Holdings Count | Holding	48
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$6,296,222,716
Total number of portfolio holdings	48
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	9.1%
Alphabet, Inc., Class A	8.7%
Microsoft Corp.	7.0%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.6%
KKR & Company, Inc.	4.1%
Cheniere Energy, Inc.	4.1%
Meta Platforms, Inc., Class A	3.7%
Broadcom, Inc.	3.0%
Lennar Corp., Class A	2.9%
Elevance Health, Inc.	2.9%

Sector Composition
Information technology	28.8%
Consumer discretionary	15.7%
Communication services	15.1%
Health care	13.1%
Financials	8.4%
Industrials	7.8%
Energy	4.1%
Real estate	3.4%
Materials	1.1%
Consumer staples	0.6%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	9.1%
Alphabet, Inc., Class A	8.7%
Microsoft Corp.	7.0%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.6%
KKR & Company, Inc.	4.1%
Cheniere Energy, Inc.	4.1%
Meta Platforms, Inc., Class A	3.7%
Broadcom, Inc.	3.0%
Lennar Corp., Class A	2.9%
Elevance Health, Inc.	2.9%

C000078716 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Large Cap Core Fund
Class Name	Class R4
Trading Symbol	JLCFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Fundamental Large Cap Core Fund (the fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Core Fund (Class R4/JLCFX)	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Net Assets	$ 6,296,222,716
Holdings Count | Holding	48
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$6,296,222,716
Total number of portfolio holdings	48
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	9.1%
Alphabet, Inc., Class A	8.7%
Microsoft Corp.	7.0%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.6%
KKR & Company, Inc.	4.1%
Cheniere Energy, Inc.	4.1%
Meta Platforms, Inc., Class A	3.7%
Broadcom, Inc.	3.0%
Lennar Corp., Class A	2.9%
Elevance Health, Inc.	2.9%

Sector Composition
Information technology	28.8%
Consumer discretionary	15.7%
Communication services	15.1%
Health care	13.1%
Financials	8.4%
Industrials	7.8%
Energy	4.1%
Real estate	3.4%
Materials	1.1%
Consumer staples	0.6%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	9.1%
Alphabet, Inc., Class A	8.7%
Microsoft Corp.	7.0%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.6%
KKR & Company, Inc.	4.1%
Cheniere Energy, Inc.	4.1%
Meta Platforms, Inc., Class A	3.7%
Broadcom, Inc.	3.0%
Lennar Corp., Class A	2.9%
Elevance Health, Inc.	2.9%

C000113486 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Large Cap Core Fund
Class Name	Class R2
Trading Symbol	JLCYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Fundamental Large Cap Core Fund (the fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Core Fund (Class R2/JLCYX)	$57	1.13%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.13%
Net Assets	$ 6,296,222,716
Holdings Count | Holding	48
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$6,296,222,716
Total number of portfolio holdings	48
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	9.1%
Alphabet, Inc., Class A	8.7%
Microsoft Corp.	7.0%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.6%
KKR & Company, Inc.	4.1%
Cheniere Energy, Inc.	4.1%
Meta Platforms, Inc., Class A	3.7%
Broadcom, Inc.	3.0%
Lennar Corp., Class A	2.9%
Elevance Health, Inc.	2.9%

Sector Composition
Information technology	28.8%
Consumer discretionary	15.7%
Communication services	15.1%
Health care	13.1%
Financials	8.4%
Industrials	7.8%
Energy	4.1%
Real estate	3.4%
Materials	1.1%
Consumer staples	0.6%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	9.1%
Alphabet, Inc., Class A	8.7%
Microsoft Corp.	7.0%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.6%
KKR & Company, Inc.	4.1%
Cheniere Energy, Inc.	4.1%
Meta Platforms, Inc., Class A	3.7%
Broadcom, Inc.	3.0%
Lennar Corp., Class A	2.9%
Elevance Health, Inc.	2.9%

C000177896 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Large Cap Core Fund
Class Name	Class NAV
Trading Symbol	JLCNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Fundamental Large Cap Core Fund (the fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Core Fund (Class NAV/JLCNX)	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 6,296,222,716
Holdings Count | Holding	48
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$6,296,222,716
Total number of portfolio holdings	48
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	9.1%
Alphabet, Inc., Class A	8.7%
Microsoft Corp.	7.0%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.6%
KKR & Company, Inc.	4.1%
Cheniere Energy, Inc.	4.1%
Meta Platforms, Inc., Class A	3.7%
Broadcom, Inc.	3.0%
Lennar Corp., Class A	2.9%
Elevance Health, Inc.	2.9%

Sector Composition
Information technology	28.8%
Consumer discretionary	15.7%
Communication services	15.1%
Health care	13.1%
Financials	8.4%
Industrials	7.8%
Energy	4.1%
Real estate	3.4%
Materials	1.1%
Consumer staples	0.6%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	9.1%
Alphabet, Inc., Class A	8.7%
Microsoft Corp.	7.0%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.6%
KKR & Company, Inc.	4.1%
Cheniere Energy, Inc.	4.1%
Meta Platforms, Inc., Class A	3.7%
Broadcom, Inc.	3.0%
Lennar Corp., Class A	2.9%
Elevance Health, Inc.	2.9%

C000001795 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Large Cap Core Fund
Class Name	Class I
Trading Symbol	JLVIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Fundamental Large Cap Core Fund (the fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Core Fund (Class I/JLVIX)	$38	0.76%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
Net Assets	$ 6,296,222,716
Holdings Count | Holding	48
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$6,296,222,716
Total number of portfolio holdings	48
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	9.1%
Alphabet, Inc., Class A	8.7%
Microsoft Corp.	7.0%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.6%
KKR & Company, Inc.	4.1%
Cheniere Energy, Inc.	4.1%
Meta Platforms, Inc., Class A	3.7%
Broadcom, Inc.	3.0%
Lennar Corp., Class A	2.9%
Elevance Health, Inc.	2.9%

Sector Composition
Information technology	28.8%
Consumer discretionary	15.7%
Communication services	15.1%
Health care	13.1%
Financials	8.4%
Industrials	7.8%
Energy	4.1%
Real estate	3.4%
Materials	1.1%
Consumer staples	0.6%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	9.1%
Alphabet, Inc., Class A	8.7%
Microsoft Corp.	7.0%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.6%
KKR & Company, Inc.	4.1%
Cheniere Energy, Inc.	4.1%
Meta Platforms, Inc., Class A	3.7%
Broadcom, Inc.	3.0%
Lennar Corp., Class A	2.9%
Elevance Health, Inc.	2.9%

C000001794 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Large Cap Core Fund
Class Name	Class C
Trading Symbol	JHLVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Fundamental Large Cap Core Fund (the fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Core Fund (Class C/JHLVX)	$88	1.76%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.76%
Net Assets	$ 6,296,222,716
Holdings Count | Holding	48
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$6,296,222,716
Total number of portfolio holdings	48
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	9.1%
Alphabet, Inc., Class A	8.7%
Microsoft Corp.	7.0%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.6%
KKR & Company, Inc.	4.1%
Cheniere Energy, Inc.	4.1%
Meta Platforms, Inc., Class A	3.7%
Broadcom, Inc.	3.0%
Lennar Corp., Class A	2.9%
Elevance Health, Inc.	2.9%

Sector Composition
Information technology	28.8%
Consumer discretionary	15.7%
Communication services	15.1%
Health care	13.1%
Financials	8.4%
Industrials	7.8%
Energy	4.1%
Real estate	3.4%
Materials	1.1%
Consumer staples	0.6%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	9.1%
Alphabet, Inc., Class A	8.7%
Microsoft Corp.	7.0%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.6%
KKR & Company, Inc.	4.1%
Cheniere Energy, Inc.	4.1%
Meta Platforms, Inc., Class A	3.7%
Broadcom, Inc.	3.0%
Lennar Corp., Class A	2.9%
Elevance Health, Inc.	2.9%

C000001792 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Large Cap Core Fund
Class Name	Class A
Trading Symbol	TAGRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Fundamental Large Cap Core Fund (the fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Core Fund (Class A/TAGRX)	$49	0.98%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%
Net Assets	$ 6,296,222,716
Holdings Count | Holding	48
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$6,296,222,716
Total number of portfolio holdings	48
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	9.1%
Alphabet, Inc., Class A	8.7%
Microsoft Corp.	7.0%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.6%
KKR & Company, Inc.	4.1%
Cheniere Energy, Inc.	4.1%
Meta Platforms, Inc., Class A	3.7%
Broadcom, Inc.	3.0%
Lennar Corp., Class A	2.9%
Elevance Health, Inc.	2.9%

Sector Composition
Information technology	28.8%
Consumer discretionary	15.7%
Communication services	15.1%
Health care	13.1%
Financials	8.4%
Industrials	7.8%
Energy	4.1%
Real estate	3.4%
Materials	1.1%
Consumer staples	0.6%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	9.1%
Alphabet, Inc., Class A	8.7%
Microsoft Corp.	7.0%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.6%
KKR & Company, Inc.	4.1%
Cheniere Energy, Inc.	4.1%
Meta Platforms, Inc., Class A	3.7%
Broadcom, Inc.	3.0%
Lennar Corp., Class A	2.9%
Elevance Health, Inc.	2.9%

C000134711 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Infrastructure Fund
Class Name	Class A
Trading Symbol	JEEBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Infrastructure Fund (the fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Infrastructure Fund (Class A/JEEBX)	$67	1.23%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.23%
Net Assets	$ 1,235,698,563
Holdings Count | Holding	39
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,235,698,563
Total number of portfolio holdings	39
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Targa Resources Corp.	4.6%
The Williams Companies, Inc.	3.9%
Dominion Energy, Inc.	3.5%
E.ON SE	3.5%
Sempra	3.5%
Cia de Saneamento Basico do Estado de Sao Paulo	3.4%
Engie SA	3.4%
ENN Energy Holdings, Ltd.	3.2%
Atmos Energy Corp.	3.2%
Cheniere Energy, Inc.	3.2%

Sector Composition
Utilities	61.2%
Energy	11.6%
Industrials	11.6%
Communication services	8.4%
Financials	2.8%
Real estate	0.7%
Short-term investments and other	3.7%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Targa Resources Corp.	4.6%
The Williams Companies, Inc.	3.9%
Dominion Energy, Inc.	3.5%
E.ON SE	3.5%
Sempra	3.5%
Cia de Saneamento Basico do Estado de Sao Paulo	3.4%
Engie SA	3.4%
ENN Energy Holdings, Ltd.	3.2%
Atmos Energy Corp.	3.2%
Cheniere Energy, Inc.	3.2%

C000141694 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Infrastructure Fund
Class Name	Class C
Trading Symbol	JEEFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Infrastructure Fund (the fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Infrastructure Fund (Class C/JEEFX)	$104	1.93%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.93%
Net Assets	$ 1,235,698,563
Holdings Count | Holding	39
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,235,698,563
Total number of portfolio holdings	39
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Targa Resources Corp.	4.6%
The Williams Companies, Inc.	3.9%
Dominion Energy, Inc.	3.5%
E.ON SE	3.5%
Sempra	3.5%
Cia de Saneamento Basico do Estado de Sao Paulo	3.4%
Engie SA	3.4%
ENN Energy Holdings, Ltd.	3.2%
Atmos Energy Corp.	3.2%
Cheniere Energy, Inc.	3.2%

Sector Composition
Utilities	61.2%
Energy	11.6%
Industrials	11.6%
Communication services	8.4%
Financials	2.8%
Real estate	0.7%
Short-term investments and other	3.7%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Targa Resources Corp.	4.6%
The Williams Companies, Inc.	3.9%
Dominion Energy, Inc.	3.5%
E.ON SE	3.5%
Sempra	3.5%
Cia de Saneamento Basico do Estado de Sao Paulo	3.4%
Engie SA	3.4%
ENN Energy Holdings, Ltd.	3.2%
Atmos Energy Corp.	3.2%
Cheniere Energy, Inc.	3.2%

C000134712 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Infrastructure Fund
Class Name	Class I
Trading Symbol	JEEIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Infrastructure Fund (the fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Infrastructure Fund (Class I/JEEIX)	$50	0.93%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.93%
Net Assets	$ 1,235,698,563
Holdings Count | Holding	39
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,235,698,563
Total number of portfolio holdings	39
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Targa Resources Corp.	4.6%
The Williams Companies, Inc.	3.9%
Dominion Energy, Inc.	3.5%
E.ON SE	3.5%
Sempra	3.5%
Cia de Saneamento Basico do Estado de Sao Paulo	3.4%
Engie SA	3.4%
ENN Energy Holdings, Ltd.	3.2%
Atmos Energy Corp.	3.2%
Cheniere Energy, Inc.	3.2%

Sector Composition
Utilities	61.2%
Energy	11.6%
Industrials	11.6%
Communication services	8.4%
Financials	2.8%
Real estate	0.7%
Short-term investments and other	3.7%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Targa Resources Corp.	4.6%
The Williams Companies, Inc.	3.9%
Dominion Energy, Inc.	3.5%
E.ON SE	3.5%
Sempra	3.5%
Cia de Saneamento Basico do Estado de Sao Paulo	3.4%
Engie SA	3.4%
ENN Energy Holdings, Ltd.	3.2%
Atmos Energy Corp.	3.2%
Cheniere Energy, Inc.	3.2%

C000134713 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Infrastructure Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Infrastructure Fund (the fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Infrastructure Fund (Class NAV)	$44	0.82%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.82%
Net Assets	$ 1,235,698,563
Holdings Count | Holding	39
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,235,698,563
Total number of portfolio holdings	39
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Targa Resources Corp.	4.6%
The Williams Companies, Inc.	3.9%
Dominion Energy, Inc.	3.5%
E.ON SE	3.5%
Sempra	3.5%
Cia de Saneamento Basico do Estado de Sao Paulo	3.4%
Engie SA	3.4%
ENN Energy Holdings, Ltd.	3.2%
Atmos Energy Corp.	3.2%
Cheniere Energy, Inc.	3.2%

Sector Composition
Utilities	61.2%
Energy	11.6%
Industrials	11.6%
Communication services	8.4%
Financials	2.8%
Real estate	0.7%
Short-term investments and other	3.7%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Targa Resources Corp.	4.6%
The Williams Companies, Inc.	3.9%
Dominion Energy, Inc.	3.5%
E.ON SE	3.5%
Sempra	3.5%
Cia de Saneamento Basico do Estado de Sao Paulo	3.4%
Engie SA	3.4%
ENN Energy Holdings, Ltd.	3.2%
Atmos Energy Corp.	3.2%
Cheniere Energy, Inc.	3.2%

C000134714 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Infrastructure Fund
Class Name	Class R6
Trading Symbol	JEEDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Infrastructure Fund (the fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Infrastructure Fund (Class R6/JEEDX)	$45	0.83%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.83%
Net Assets	$ 1,235,698,563
Holdings Count | Holding	39
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,235,698,563
Total number of portfolio holdings	39
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Targa Resources Corp.	4.6%
The Williams Companies, Inc.	3.9%
Dominion Energy, Inc.	3.5%
E.ON SE	3.5%
Sempra	3.5%
Cia de Saneamento Basico do Estado de Sao Paulo	3.4%
Engie SA	3.4%
ENN Energy Holdings, Ltd.	3.2%
Atmos Energy Corp.	3.2%
Cheniere Energy, Inc.	3.2%

Sector Composition
Utilities	61.2%
Energy	11.6%
Industrials	11.6%
Communication services	8.4%
Financials	2.8%
Real estate	0.7%
Short-term investments and other	3.7%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Targa Resources Corp.	4.6%
The Williams Companies, Inc.	3.9%
Dominion Energy, Inc.	3.5%
E.ON SE	3.5%
Sempra	3.5%
Cia de Saneamento Basico do Estado de Sao Paulo	3.4%
Engie SA	3.4%
ENN Energy Holdings, Ltd.	3.2%
Atmos Energy Corp.	3.2%
Cheniere Energy, Inc.	3.2%

C000193016 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Small Cap Core Fund
Class Name	Class R6
Trading Symbol	JORSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Small Cap Core Fund (the fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Core Fund (Class R6/JORSX)	$47	0.87%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.87%
Net Assets	$ 1,996,894,499
Holdings Count | Holding	75
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,996,894,499
Total number of portfolio holdings	75
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
SouthState Bank Corp.	2.1%
Ambarella, Inc.	2.1%
Kulicke & Soffa Industries, Inc.	2.1%
The Timken Company	2.0%
Banner Corp.	2.0%
Regal Rexnord Corp.	1.9%
Generac Holdings, Inc.	1.9%
Vicor Corp.	1.9%
Adeia, Inc.	1.9%
Braze, Inc., Class A	1.8%

Sector Composition
Information technology	25.9%
Industrials	22.2%
Health care	14.1%
Financials	13.1%
Consumer discretionary	9.1%
Energy	3.9%
Real estate	3.5%
Consumer staples	3.5%
Materials	1.7%
Communication services	1.2%
Utilities	1.1%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
SouthState Bank Corp.	2.1%
Ambarella, Inc.	2.1%
Kulicke & Soffa Industries, Inc.	2.1%
The Timken Company	2.0%
Banner Corp.	2.0%
Regal Rexnord Corp.	1.9%
Generac Holdings, Inc.	1.9%
Vicor Corp.	1.9%
Adeia, Inc.	1.9%
Braze, Inc., Class A	1.8%

C000134720 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Small Cap Core Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Small Cap Core Fund (the fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Core Fund (Class NAV)	$47	0.87%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.87%
Net Assets	$ 1,996,894,499
Holdings Count | Holding	75
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,996,894,499
Total number of portfolio holdings	75
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
SouthState Bank Corp.	2.1%
Ambarella, Inc.	2.1%
Kulicke & Soffa Industries, Inc.	2.1%
The Timken Company	2.0%
Banner Corp.	2.0%
Regal Rexnord Corp.	1.9%
Generac Holdings, Inc.	1.9%
Vicor Corp.	1.9%
Adeia, Inc.	1.9%
Braze, Inc., Class A	1.8%

Sector Composition
Information technology	25.9%
Industrials	22.2%
Health care	14.1%
Financials	13.1%
Consumer discretionary	9.1%
Energy	3.9%
Real estate	3.5%
Consumer staples	3.5%
Materials	1.7%
Communication services	1.2%
Utilities	1.1%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
SouthState Bank Corp.	2.1%
Ambarella, Inc.	2.1%
Kulicke & Soffa Industries, Inc.	2.1%
The Timken Company	2.0%
Banner Corp.	2.0%
Regal Rexnord Corp.	1.9%
Generac Holdings, Inc.	1.9%
Vicor Corp.	1.9%
Adeia, Inc.	1.9%
Braze, Inc., Class A	1.8%

C000134719 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Small Cap Core Fund
Class Name	Class I
Trading Symbol	JCCIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Small Cap Core Fund (the fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Core Fund (Class I/JCCIX)	$53	0.98%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.98%
Net Assets	$ 1,996,894,499
Holdings Count | Holding	75
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,996,894,499
Total number of portfolio holdings	75
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
SouthState Bank Corp.	2.1%
Ambarella, Inc.	2.1%
Kulicke & Soffa Industries, Inc.	2.1%
The Timken Company	2.0%
Banner Corp.	2.0%
Regal Rexnord Corp.	1.9%
Generac Holdings, Inc.	1.9%
Vicor Corp.	1.9%
Adeia, Inc.	1.9%
Braze, Inc., Class A	1.8%

Sector Composition
Information technology	25.9%
Industrials	22.2%
Health care	14.1%
Financials	13.1%
Consumer discretionary	9.1%
Energy	3.9%
Real estate	3.5%
Consumer staples	3.5%
Materials	1.7%
Communication services	1.2%
Utilities	1.1%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
SouthState Bank Corp.	2.1%
Ambarella, Inc.	2.1%
Kulicke & Soffa Industries, Inc.	2.1%
The Timken Company	2.0%
Banner Corp.	2.0%
Regal Rexnord Corp.	1.9%
Generac Holdings, Inc.	1.9%
Vicor Corp.	1.9%
Adeia, Inc.	1.9%
Braze, Inc., Class A	1.8%

C000134721 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Small Cap Core Fund
Class Name	Class A
Trading Symbol	JCCAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Small Cap Core Fund (the fund) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Core Fund (Class A/JCCAX)	$66	1.23%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.23%
Net Assets	$ 1,996,894,499
Holdings Count | Holding	75
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,996,894,499
Total number of portfolio holdings	75
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
SouthState Bank Corp.	2.1%
Ambarella, Inc.	2.1%
Kulicke & Soffa Industries, Inc.	2.1%
The Timken Company	2.0%
Banner Corp.	2.0%
Regal Rexnord Corp.	1.9%
Generac Holdings, Inc.	1.9%
Vicor Corp.	1.9%
Adeia, Inc.	1.9%
Braze, Inc., Class A	1.8%

Sector Composition
Information technology	25.9%
Industrials	22.2%
Health care	14.1%
Financials	13.1%
Consumer discretionary	9.1%
Energy	3.9%
Real estate	3.5%
Consumer staples	3.5%
Materials	1.7%
Communication services	1.2%
Utilities	1.1%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
SouthState Bank Corp.	2.1%
Ambarella, Inc.	2.1%
Kulicke & Soffa Industries, Inc.	2.1%
The Timken Company	2.0%
Banner Corp.	2.0%
Regal Rexnord Corp.	1.9%
Generac Holdings, Inc.	1.9%
Vicor Corp.	1.9%
Adeia, Inc.	1.9%
Braze, Inc., Class A	1.8%